Cash Generated by Operations - Summary of Cash Generated by Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Profit from continuing operations	$ 745.2	$ 708.7	$ 858.9
Adjusted for non-cash items:
– Mining and income taxation	465.1	442.1	424.9
– Royalties	116.4	110.4	112.4
– Amortisation and depreciation	795.3	844.3	713.2
– Interest expense – environmental rehabilitation	21.8	11.8	8.6
– Non-cash rehabilitation expense/(income)	4.0	(8.9)	10.8
– Interest received – environmental trust funds	(1.2)	(1.1)	(0.8)
– Impairment of investments and assets	156.4	505.0	42.4
– Write-off of exploration and evaluation assets	0.0	0.0	21.3
– Profit on disposal of assets	(32.4)	(10.4)	(8.5)
– Unrealised (gain)/loss and prior year mark-to-market reversals on derivative contracts	0.0	(1.8)	53.0
– Fair value gain on Maverix warrants	0.0	0.0	4.0
– Silicosis settlement costs	(4.1)	(2.2)	(0.7)
– Share-based payments	9.1	6.9	12.7
Long-term incentive plan	55.8	29.0	28.5
– Borrowing costs capitalised	(64.9)	(37.9)	(12.5)
– Share of results of equity-accounted investees, net of taxation	31.3	1.9	1.0
– Ghana expected credit loss	33.2	17.5	41.1
– Net realisable value adjustment to Damang stockpiles	33.8	0.0	0.0
– Other non-cash items	(7.1)	1.2	1.7
Adjusted for cash items:
– Interest expense	105.1	97.6	103.7
– Interest received	(23.4)	(12.1)	(7.4)
– Payment of long-term incentive plan	(32.0)	(32.4)	(37.3)
– Environmental rehabilitation payments	(14.8)	(10.8)	(23.7)
Cash generated by operations	2,392.6	2,658.8	2,347.3
Yamana break fee	0.0	300.0	0.0
Yamana transaction costs	$ 0.0	$ 33.0	$ 0.0